Income Taxes	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Income Taxes

NOTE 11. INCOME TAXES

The Tax Cuts and Jobs Acts (the Act) was enacted on December 22, 2017. The Act reduces the U.S. federal corporate income tax rate from 35% to 21% and requires companies to pay a one-time transition tax on earnings of certain foreign subsidiaries that were previously tax deferred. ASC 740, “Income Taxes,” requires that effects of changes in tax rates to be recognized in the period enacted. Recognizing the late enactment of the Act and complexity of accurately accounting for its impact, the Securities and Exchange Commission in SAB 118 provided guidance that allows registrants to provide a reasonable estimate of the Act in their financial statements and adjust the reported impact in a measurement period not to exceed one year.

As of December 31, 2017, we have not completed our accounting for the tax effects of the Act; however, a reasonable estimate was made to remeasure most of our deferred tax assets and liabilities based on the rates at which they are expected to reverse in the future as a result of the reduction in the federal tax rate, and we recorded a provisional amount for our one-time transition tax liability. In some cases, we have not been able to complete the analysis to allow us to make a reasonable estimate and continue to account for those items based on our existing accounting under ASC 740 and the provisions of the tax laws that were in effect prior to enactment of the Act. We continue to make and refine our calculations as additional analysis is completed. The provisional tax benefit recorded of $20,271 related to the remeasurement of our deferred tax balances and other impacts of the Act and resulted in a reduction to our current and deferred tax liabilities with a corresponding reduction to total income tax expense.

We are still analyzing the Act and refining our calculation, which could materially impact the measurement of our tax balances. The 2017 impact of the enactment of the Act is reflected in the tables below.

Significant components of our deferred tax liabilities (assets) are as follows at December 31:

	2017	2016
Depreciation and amortization	$30,982	$44,903
Licenses and nonamortizable intangibles	16,129	22,892
Employee benefits	(6,202)	(10,045)
Deferred fulfillment costs	2,472	3,204
Net operating loss and other carryforwards	(6,067)	(4,304)
Other – net	1,222	(216)
Subtotal	38,536	56,434
Deferred tax assets valuation allowance	4,640	2,283
Net deferred tax liabilities	$43,176	$58,717

Noncurrent deferred tax liabilities	$43,207	$60,128
Less: Noncurrent deferred tax assets	(31)	(1,411)
Net deferred tax liabilities	$43,176	$58,717

At December 31, 2017, we had combined net operating and capital loss carryforwards (tax effected) for federal income tax purposes of $240, state of $916 and foreign of $2,770, expiring through 2037. Additionally, we had federal credit carryforwards of $381 and state credit carryforwards of $1,760, expiring primarily through 2037.

We recognize a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion, or all, of a deferred tax asset will not be realized. Our valuation allowances at December 31, 2017 and 2016 related primarily to state and foreign net operating losses and state credit carryforwards.

We recognize the financial statement effects of a tax return position when it is more likely than not, based on the technical merits, that the position will ultimately be sustained. For tax positions that meet this recognition threshold, we apply our judgment, taking into account applicable tax laws, our experience in managing tax audits and relevant GAAP, to determine the amount of tax benefits to recognize in our financial statements. For each position, the difference between the benefit realized on our tax return and the benefit reflected in our financial statements is recorded on our consolidated balance sheets as an unrecognized tax benefit (UTB). We update our UTBs at each financial statement date to reflect the impacts of audit settlements and other resolutions of audit issues, the expiration of statutes of limitation, developments in tax law and ongoing discussions with taxing authorities. A reconciliation of the change in our UTB balance from January 1 to December 31 for 2017 and 2016 is as follows:

Federal, State and Foreign Tax	2017	2016
Balance at beginning of year	$6,516	$6,898
Increases for tax positions related to the current year	1,438	318
Increases for tax positions related to prior years	200	473
Decreases for tax positions related to prior years	(461)	(1,168)
Lapse of statute of limitations	(28)	(25)
Settlements	(23)	50
Foreign currency effects	6	(30)
Balance at end of year	7,648	6,516
Accrued interest and penalties	1,333	1,140
Gross unrecognized income tax benefits	8,981	7,656
Less: Deferred federal and state income tax benefits	(388)	(557)
Less: Tax attributable to timing items included above	(2,368)	(3,398)
Total UTB that, if recognized, would impact the effective income tax rate as of the end of the year	$6,225	$3,701

Periodically we make deposits to taxing jurisdictions which reduce our UTB balance but are not included in the reconciliation above. The amount of deposits that reduced our UTB balance was $3,058 at December 31, 2017 and $3,084 at December 31, 2016.

Accrued interest and penalties included in UTBs were $1,333 as of December 31, 2017, and $1,140 as of December 31, 2016. We record interest and penalties related to federal, state and foreign UTBs in income tax expense. The net interest and penalty expense included in income tax expense was $107 for 2017, $24 for 2016 and $83 for 2015.

We file income tax returns in the U.S. federal jurisdiction and various state, local and foreign jurisdictions. As a large taxpayer, our income tax returns are regularly audited by the Internal Revenue Service (IRS) and other taxing authorities. The IRS has completed field examinations of our tax returns through 2010. All audit periods prior to 2003 are closed for federal examination purposes. Contested issues from our 2003 through 2010 returns are at various stages of resolution with the IRS Appeals Division; we are unable to estimate the impact the resolution of these issues may have on our UTBs.

The components of income tax (benefit) expense are as follows:

	2017	2016	2015
Federal:
Current	$682	$2,915	$2,496
Deferred	(17,970)	3,127	3,828
	(17,288)	6,042	6,324
State and local:
Current	79	282	72
Deferred	1,041	339	671
	1,120	621	743
Foreign:
Current	471	335	320
Deferred	989	(519)	(382)
	1,460	(184)	(62)
Total	$(14,708)	$6,479	$7,005

“Income Before Income Taxes” in the Consolidated Statements of Income included the following components for the years ended December 31:

	2017	2016	2015
U.S. income before income taxes	$16,438	$20,911	$21,519
Foreign income (loss) before income taxes	(1,299)	(1,099)	(827)
Total	$15,139	$19,812	$20,692

A reconciliation of income tax expense (benefit) and the amount computed by applying the statutory federal income tax rate (35% for 2017, 2016 and 2015) to income from continuing operations before income taxes is as follows:

	2017	2016	2015
Taxes computed at federal statutory rate	$5,299	$6,934	$7,242
Increases (decreases) in income taxes resulting from:
State and local income taxes – net of federal income tax benefit	509	416	483
Enactment of the Tax Cuts and Jobs Act	(20,271)	-	-
Mexico restructuring	-	(471)	-
Other – net	(245)	(400)	(720)
Total	$(14,708)	$6,479	$7,005
Effective Tax Rate	(97.2)%	32.7%	33.9%